CONSOLIDATION (DECONSOLIDATION) OF SHANGHAI JNET	12 Months Ended
Dec. 31, 2011
CONSOLIDATION (DECONSOLIDATION) OF SHANGHAI JNET
CONSOLIDATION (DECONSOLIDATION) OF SHANGHAI JNET

4.              CONSOLIDATION (DECONSOLIDATION) OF SHANGHAI JNET

(a)             Post-Acquisition Settlement Consideration

On January 28, 2010, concurrent with the Company’s planned IPO, the Company agreed to provide certain requested settlement amounts pursuant to a supplementary agreement entered into with the original JNet sellers, Mr. Mei Yongkai and Ms. Mei Xiurong ( the “sellers”). Historically, in lieu of the Company not paying the cash consideration in accordance with the original installment schedule due to the Company not having sufficient US$ funds nor were they able to remit RMB to the sellers due to the foreign currency restrictions imposed by the PRC government, the Company agreed to allow Shanghai JNet to provide RMB loans to the sellers subsequent to the original acquisition date of January 11, 2008. As of December 31, 2009, the outstanding cash consideration and the loan receivables due from the sellers amounted to approximately RMB59,018,000 and RMB65,590,000, respectively.

The following key terms and conditions were agreed to on January 28, 2010:

i)                               codified that the outstanding balance of loans receivable from the sellers as of December 31, 2009 was an effective full and final settlement for all outstanding consideration payable by the Company for the acquisition of JNet Group concurrent with an amount of RMB6,588,000 being forgiven and that all subsequent cash payments, if and when made by the Company, to the sellers in settlement of the outstanding consideration liability will be immediately remitted back by the sellers to Shanghai JNet in settlement of the loans receivable;

ii)                           agreed to pay the sellers an additional RMB6,829,000 (US$1,000,000) in other consideration;

iii)                       agreed to pay the sellers 100% of the Shanghai JNet’s audited pre-tax income earned each year from 2010 to 2012 on a quarterly basis; and

iv)                        agreed to issue additional ordinary shares of the Company to the sellers to the extent the Company’s qualified public offering price is less than US$1.02952 per ordinary share.

Further, the supplementary agreement contained no service, performance, or market conditions for allowing the sellers to be eligible for the additional consideration above.

The terms of the supplementary agreement were negotiated and finalized 24 months subsequent to the acquisition date, after consideration and in settlement of unforeseen events and circumstances unrelated, and arising subsequent to the JNet business acquired. Accordingly, the Company has concluded that the accounting for the supplementary agreement should be separate from that of the business combination. The earn-outs in the supplementary agreement have been accounted for as a liability at its estimated fair value at each reporting date and will continue to be subsequently re-measured at each reporting date through the statement of operations until final settlement. The sum of the estimated fair value of the earn-outs and other consideration, including the excess difference between the loans receivable from the sellers over the outstanding balance of the original purchase consideration payable and the additional charge of RMB 6,027,000 (US$901,000) as a result of the issuance of 1,030,215 ordinary shares to the sellers at the initial public offering price of US$0.8688 pursuant to (iv) above, totaled RMB37,858,000 which was expensed during the year ended December 31, 2010. The Company also recorded expense of RMB7,158,000 (US$1,137,000), during the year ended December 31, 2011 which represented the sum of the estimated changes in the fair value of the earn-outs.

(b)             Deconsolidation of Shanghai JNet

On December 26, 2011, the termination of all VIE agreements entered into between the Company, Shanghai JNet and its nominee shareholders led to the deconsolidation and the effective disposal of Shanghai JNet back to the sellers in exchange for non-cash consideration. Concurrent with the termination of all VIE agreements, the following terms were agreed:

(i)                                  The transfer of Shanghai JNet’s shares from these nominee shareholders back to Mr. Mei Yongkai;

(ii)                               The Company agreed to waive the outstanding loan receivable balances of RMB48,654,000 from the sellers;

(iii)                            The sellers agreed to waive the remaining acquisition consideration of US$7,075,000 and the post-acquisition settlement consideration of US$ 2,803,000;

As a result of the transaction, the Company recognized a gain on the deconsolidation of Shanghai JNet of RMB30,716,000 (US$4,880,000) as summarized below.

	RMB’ 000	US$’ 000

Disposition of net assets of Shanghai JNet (Note 25)	(31,453)	(4,998)

Waiver of acquisition consideration and post-acquisition settlement consideration (see (iii) above)	62,169	9,878

Gain on deconsolidation of Shanghai JNet	30,716	4,880